Provisions for expected credit losses (Tables)	6 Months Ended
Mar. 31, 2025
Provisions for expected credit losses
Schedule of provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2025	2024	2024
Provision for ECL on loans and credit commitments	5,062	5,084	5,121
Provision for ECL on debt securities at amortised cost[a]	4	6	8
Provision for ECL on debt securities at FVOCI[b]	6	6	6
Total provision for ECL	5,072	5,096	5,135

a.	Provision for ECL on debt securities at amortised cost is presented as part of investment securities.
b.	Provision for ECL on debt securities at FVOCI forms part of equity reserves.

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2025	2024	2024
Loans and credit commitments:
Business activity during the period[a]	(162)	(239)	(79)
Net remeasurement of the provision for ECL[a]	529	515	529
Impairment charges for debt securities at amortised cost	(2)	(1)	1
Impairment charges for debt securities at FVOCI	-	-	1
Recoveries	(115)	(100)	(90)
Impairment charges/(benefits)	250	175	362

a.	The attribution of amounts disclosed in the movement schedule were revised in Second Half 2024 to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Loans and credit commitments
Provisions for expected credit losses
Schedule of provision for ECL

The following table shows the provision for ECL on loans and credit commitments by stage:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Performing - Stage 1	873	761	712	15	23
Performing - Stage 2	2,410	2,594	2,713	(7)	(11)
Non-performing - Stage 3	1,779	1,729	1,696	3	5
Total provision for ECL on loans and credit commitments	5,062	5,084	5,121	-	(1)
Presented as:
Provision for ECL on loans (Note 8)	4,578	4,568	4,582	-	-
Provision for ECL on credit commitments (Note 13)	484	516	539	(6)	(10)
Total provision for ECL on loans and credit commitments	5,062	5,084	5,121	-	(1)
Of which:
Individually assessed provisions	611	536	461	14	33
Collectively assessed provisions	4,451	4,548	4,660	(2)	(4)
Total provision for ECL on loans and credit commitments	5,062	5,084	5,121	-	(1)
Gross loans and credit commitments	1,047,142	1,023,446	999,705	2	5
Coverage ratio on loans (%)	0.55	0.56	0.58	(1 bps)	(3 bps)
Coverage ratio on loans and credit commitments (%)	0.48	0.50	0.51	(2 bps)	(3 bps)

Movement in provisions for ECL on loans and credit commitments

	Performing		Non-performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2023	706	2,808	1,416	4,930
Transfers to Stage 1[a]	568	(530)	(38)	-
Transfers to Stage 2[a]	(172)	393	(221)	-
Transfers to Stage 3[a]	(2)	(312)	314	-
Business activity during the period[a]	140	(140)	(79)	(79)
Net remeasurement of provision for ECL[a]	(526)	498	557	529
Write-offs	-	-	(277)	(277)
Exchange rate and other adjustments	(2)	(4)	24	18
Balance as at 31 March 2024	712	2,713	1,696	5,121
Transfers to Stage 1	654	(635)	(19)	-
Transfers to Stage 2	(143)	429	(286)	-
Transfers to Stage 3	(1)	(296)	297	-
Business activity during the period	163	(188)	(214)	(239)
Net remeasurement of provision for ECL	(623)	572	566	515
Write-offs	-	-	(343)	(343)
Exchange rate and other adjustments	(1)	(1)	32	30
Balance as at 30 September 2024	761	2,594	1,729	5,084
Transfers to Stage 1	684	(641)	(43)	-
Transfers to Stage 2	(97)	419	(322)	-
Transfers to Stage 3	(2)	(310)	312	-
Business activity during the period	152	(181)	(133)	(162)
Net remeasurement of provision for ECL	(627)	566	590	529
Write-offs	-	-	(364)	(364)
Exchange rate and other adjustments	2	(37)	10	(25)
Balance as at 31 March 2025	873	2,410	1,779	5,062

a.	The attribution of amounts disclosed in the movement schedule were revised in Second Half 2024 to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Schedule of provision for ECL by class and stage

	Performing		Non-performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	163	926	633	1,722
Personal	83	252	105	440
Business	466	1,535	958	2,959
Balance as at 31 March 2024	712	2,713	1,696	5,121
Housing	169	897	639	1,705
Personal	77	234	99	410
Business	515	1,463	991	2,969
Balance as at 30 September 2024	761	2,594	1,729	5,084
Housing	199	886	631	1,716
Personal	81	236	91	408
Business	593	1,288	1,057	2,938
Balance as at 31 March 2025	873	2,410	1,779	5,062

Schedule of impact of overlays on the provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2025	2024	2024
Individually assessed provisions	611	536	461
Modelled provision for ECL on loans and credit commitments	4,321	4,369	4,400
Overlays	130	179	260
Total provision for ECL on loans and credit commitments	5,062	5,084	5,121

Summary of key macroeconomic assumptions for base case scenario

The base case scenario uses the following Westpac Economics forecasts:

Key economic assumptions for base case scenario	31 March 2025	30 September 2024	31 March 2024
Annual GDP:
Australia	Forecast growth of 2.2% for calendar year 2025 and 2.2% for calendar year 2026	Forecast growth of 1.5% for calendar year 2024 and 2.4% for calendar year 2025	Forecast growth of 1.6% for calendar year 2024 and 2.5% for calendar year 2025
New Zealand	Forecast growth of 2.5% for calendar year 2025 and 3.0% for calendar year 2026	Forecast growth of 0.1% for calendar year 2024 and 2.0% for calendar year 2025	Forecast growth of 0.8% for calendar year 2024 and 2.4% for calendar year 2025
Commercial property index, Australia	Forecast price increase of 2.0% for calendar year 2025 and 3.3% for calendar year 2026	Forecast price contraction of 11.5% for calendar year 2024 and 1.3% for calendar year 2025	Forecast price contraction of 8.0% for calendar year 2024 and growth of 1.4% for calendar year 2025
Residential property prices:
Australia	Forecast price growth of 3.0% for calendar year 2025 and 7.0% for calendar year 2026	Forecast price growth of 5.7% for calendar year 2024 and 4.0% for calendar year 2025	Forecast price growth of 6.0% for calendar year 2024 and 4.0% for calendar year 2025
New Zealand	Forecast price growth of 7.2% for calendar year 2025 and 5.1% for calendar year 2026	Forecast price growth of 0.7% for calendar year 2024 and 6.4% for calendar year 2025	Forecast price growth of 5.9% for calendar year 2024 and 6.7% for calendar year 2025
Cash rate, Australia	Forecast cash rate of 3.35% at December 2025 and 3.35% at December 2026	Forecast cash rate of 4.35% at December 2024 and 3.35% at December 2025	Forecast cash rate of 3.85% at December 2024 and 3.10% at December 2025
Unemployment rate:
Australia	Forecast rate of 4.5% at December 2025 and 4.5% at December 2026	Forecast rate of 4.3% at December 2024 and 4.6% at December 2025	Forecast rate of 4.5% at December 2024 and 4.6% at December 2025
New Zealand	Forecast rate of 5.3% at December 2025 and 4.6% at December 2026	Forecast rate of 5.3% at December 2024 and 5.6% at December 2025	Forecast rate of 5.1% at December 2024 and 5.2% at December 2025

Summary of the the probability weighted scenarios

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2025	2024	2024
Reported probability-weighted ECL	5,062	5,084	5,121
100% base case ECL	3,315	3,559	3,737
100% downside ECL	7,235	7,195	7,047

Summary of macroeconomic scenario weightings

The following table discloses the economic weights applied by the Group. In March 2025, the downside scenario weight was increased by 2.5% and base case weight decreased by the same value, reflecting greater uncertainty in international trading relations and geopolitical instability:

	As at	As at	As at
	31 March	30 Sept	31 March
Scenario weightings (%)	2025	2024	2024
Upside	5.0	5.0	5.0
Base	50.0	52.5	52.5
Downside	45.0	42.5	42.5